FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2021	July 22, 2021 (1)
Liabilities:
Warrant Liability – Public Warrants	1	$10,364	$16,603
Warrant Liability – Private Warrants	3	$10,670	$15,455
(1) In July 2021, the Company assumed public and private warrants as part of its merger with 10X Capital

Fair Value Measurement Inputs and Valuation Techniques
The following table provides quantitative information regarding Level 3 fair value measurements:

	December 31, 2021	July 22, 2021 (1)
Share price	$5.55	$9.85
Strike price	$11.50	$11.50
Term (in years)	4.6	5.0
Volatility	65.0%	37.5%
Risk-free rate	1.2%	0.7%
Dividend yield	0.0%	0.0%
(1) In July 2021, the Company assumed public and private warrants as part of its merger with 10X Capital

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following table presents the changes in the fair value of Level 3 warrant liabilities:

Private Placement
Fair value as of July 23, 2021	$15,455
Change in fair value	(4,785)
Fair value as of December 31, 2021	$10,670